Consolidated cash flow statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Net income from continuing operations	$ 8,572	$ 6,049	$ 22,905
Reversal of non-cash items and other adjustments	10,369	10,631	(6,430)
Dividends received from associated companies and others	2	1	523
Interest received	645	252	11
Interest paid	(751)	(667)	(643)
Other financial receipts	90	71
Other financial payments	(17)	(26)	(297)
Income taxes paid	(2,787)	(1,702)	(1,856)
Net cash flows from operating activities before working capital and provision changes	16,123	14,609	14,213
Payments out of provisions and other net cash movements in non-current liabilities	(1,534)	(774)	(775)
Change in net current assets and other operating cash flow items	(369)	(796)	(73)
Net cash flows from operating activities from continuing operations	14,220	13,039	13,365
Net cash flows from operating activities from discontinued operations	238	1,197	1,706
Total net cash flows from operating activities	14,458	14,236	15,071
Purchases of property, plant and equipment	(1,060)	(916)	(1,066)
Proceeds from sale of property, plant and equipment	237	158	211
Purchases of intangible assets	(1,693)	(1,323)	(1,490)
Proceeds from sale of intangible assets	1,955	170	686
Purchases of financial assets	(106)	(115)	(188)
Proceeds from sale of financial assets	348	133	440
Purchases of other non-current assets		(1)	(59)
Proceeds from sale of other non-current assets			4
Acquisitions and divestments of interests in associated companies, net	(11)	(24)	20,669
Acquisitions and divestments of businesses, net	(3,558)	(840)	(205)
Purchases of marketable securities, commodities and time deposits	(641)	(34,695)	(16,403)
Proceeds from sale of marketable securities, commodities and time deposits	11,248	39,357	2,298
Net cash flows from investing activities from continuing operations	6,719	1,904	4,897
Net cash flows used in investing activities from discontinued operations	(1,123)	(436)	(689)
Total net cash flows from investing activities	5,596	1,468	4,208
Dividends paid to shareholders of Novartis AG	(7,255)	(7,506)	(7,368)
Acquisitions of treasury shares	(8,719)	(10,652)	(3,057)
Proceeds from exercised options and other treasury share transactions, net	153	100	53
Repayments of the current portion of non-current financial debts	(2,223)	(2,575)	(2,162)
Change in current financial debts	546	252	(3,547)
Payments of lease liabilities	(258)	(262)	(278)
Impact of change in ownership of consolidated entities			(3)
Other financing cash flows, net	192	(38)	72
Net cash flows used in financing activities from continuing operations	(17,564)	(20,681)	(16,290)
Net cash flows from financing activities from discontinued operations	3,286	119	26
Total net cash flows used in financing activities	(14,278)	(20,562)	(16,264)
Net change in cash and cash equivalents before effect of exchange rate changes	5,776	(4,858)	3,015
Effect of exchange rate changes on cash and cash equivalents	100	(32)	(266)
Net change in cash and cash equivalents	5,876	(4,890)	2,749
Cash and cash equivalents at beginning of period	7,517	12,407	9,658
Cash and cash equivalents at end of period	$ 13,393	$ 7,517	$ 12,407